        As filed with the Securities and Exchange Commission on January 20, 2010

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 68 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 70 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                        LVIP American Global Growth Fund
                 LVIP American Global Small Capitalization Fund
                           LVIP American Growth Fund
                        LVIP American Growth-Income Fund
                       LVIP American International Fund

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                        Charles A. Brawley, III, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on ________________, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/X/  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 68 to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to establish the LVIP American Global Growth Fund, LVIP American Global Small Capitalization, LVIP American Growth

Fund, LVIP American Growth-Income Fund, and LVIP American International Fund. The funds' prospectuses are conformed to the Summary Prospectus Rule as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

                Lincoln Variable Insurance Products Trust

                     LVIP American Global Growth Fund

                Service Class II

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                        Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser                                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP American Global Growth Fund
(Service Class II)

Investment Objective
The investment objective of the LVIP American Funds Global Growth Fund is capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 Management Fee1                                                                           0.00%
 Distribution and/or Service (12b-1) fees                                                  0.55%
 Other Expenses2                                                                           0.13%
 Acquired Fund Fees and Expenses (AFFE)3                                                   0.58%
 Total Annual Fund Operating Expenses                                                      1.26%
 Less Expense Reimbursement4                                                               0.03%
 Net Expenses                                                                              1.23%

1 If the fund does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, Lincoln Investment Advisors Corporation (LIA) may charge an annual advisory fee based on a percentage of the fund's average daily net assets as reflected in the Adviser section of the Statement of Additional Information. If the fund invests substantially all of its assets in another investment company, LIA does not charge an advisory fee. The fund anticipates investing substantially all of its assets in another investment company.

2    Other expenses are based on estimated amounts for the current year.

3 The Acquired Fund Fees and Expenses (AFFE) in the chart are provided to show you an estimate of the underlying fund fees and expenses attributable to the Master Fund.

4 LIA has contractually agreed to reimburse the Fund's Service Class II to the extent that the Total Annual Fund Operating Expenses exceed 1.23% of average daily net assets. The agreement will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP American Global Growth Fund                                               1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $125     $397   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover

The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series (Reg. TM). The Global Growth Fund invests primarily in common stocks of companies located around the world.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions.
 o Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

Fund Performance

The fund commenced operations on or about the date of this prospectus. Therefore, performance information has not been presented for the fund.

The fund and its corresponding Master Fund have essentially the same investment objective policies and strategies. Since the fund had not commenced operations as of the date of this prospectus, it does not have any operating history. The bar chart and table on this page provide some indication of the risks of investing in the Master Fund. Please note that the past performance of the Master Fund is not a necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart shows changes in performance of Class 1 shares of the Master Fund for the past ten calendar years, adjusted to reflect the estimated fees and expenses of the fund. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund for certain time periods, compared to returns of a comparable broad-based securities index. The

2  LVIP American Global Growth Fund

returns shown in the bar chart and table do not reflect variable contract expenses. If variable contract expenses were included, the returns would be lower.

(bar chart to follow)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 41.07%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (20.39%).

                                                 Average Annual Total Return
                                                  For periods ended 12/31/09
                                                 ----------------------------
                                                  1 year   5 years   10 Years
                                                 -------- --------- ---------
  American Funds Global Growth Fund - Class I1   %        %         %
                             MSCI World Index2   %        %         %

1 The fund has not completed one full calendar year of operations as of the date of the prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the Service Class II shares of the fund shown in the fees and expenses table above.

2 The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Investment Adviser

The fund operates as a "feeder fund" which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.

Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation

Master Fund Investment Adviser: Capital Research Management CompanySM

Portfolio Manager(s)   Company Title                                    Experience w/Master Fund
---------------------- ------------------------------------------------ -------------------------
Robert W. Lovelace     Senior Vice President, Capital World Investors   Since 1997
Steven T. Watson       Senior Vice President, Capital World Investors   Since 2002
Paul A. White          Senior Vice President, Capital World Investors   Since 2004

Payments to Insurance Companies and their Affiliates

This fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts and retirement plans. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

LVIP American Global Growth Fund                                               3

Investment Objective and Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Investment Risks

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchase by the fund may involve large price swing and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may also be affected by currency exchange rates; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled int he United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of the country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

4

The fund uses a Master-Feeder structure whereby the fund does not buy investment securities directly. The fund invests all of its assets in a Master Fund, which in turn purchases investment securities. Accordingly, the Master Fund is responsible for the day-to-day management and invests directly in portfolio securities. In the fund's Investment Management Agreement with LIA, if the fund cased to operate as part of a Master-Feeder structure, LIA, upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser.

The Investment adviser to the Master Fund and its effective management fee for the most recently completed fiscal year, and portfolio managers are shown below:

Adviser                Capital Research and Management Company ("CRMC"), 333 South Hope Street, Los Angeles, California
                       90071, is the investment adviser to the Master Fund and other mutual funds, including the American
                       Funds (Reg. TM). CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $XXXX billion in assets under management.
Master Fund            Global Growth Fund 0.55%; CMRC waived a portion of its management fees from September 1, 2004 through December 31, 2009. The management fee does not reflect any waivers. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.
Portfolio Manager(s)   CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual coun-
                       selors. Counselors decide how their respective segments will be invested, within the limits provided by a
                       Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor                            Primary Title
(Fund Title, if Applicable)              With CRMC (or Affiliate)
--------------------------------- --------------------------------------
Robert W. Lovelace, Vice Presi-   Senior Vice President, Capital World
dent                              Investors
Steven T. Watson                  Senior Vice President, Capital World
                                  Investors
Paul A. White                     Senior Vice President, Capital World
                                  Investors

                                                                                                     Approximate Years
                                                                                                       of Experience
                                                                                                           as an
                                                                                                         Investment
                                       Years of Experience as           Portfolio Counselor's           Professional
                                         Portfolio Counselor                 Role in the           ----------------------
Portfolio Counselor                  (and Research Professional,            Management of             With CRMC     Total
(Fund Title, if Applicable)         if Applicable (approximate))           the Master Fund          or Affiliates   Years
--------------------------------- -------------------------------- ------------------------------- --------------- ------
Robert W. Lovelace, Vice Presi-   13 years                         An equity portfolio counselor         25          25
dent
Steven T. Watson                  8 years (plus 4 years prior      An equity portfolio counselor         20          23
                                  experience as a research pro-
                                  fessional for the Master Fund)
Paul A. White                     6 years (plus 5 years prior      An equity portfolio counselor         11          22
                                  experience as a research pro-
                                  fessional for the Master Fund)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the fund is available in the semi-annual report to shareholders for the six-month period ended June 30, 2010.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding;
  o NAV is determined based upon the NAV of Master Fund.

Securities of the Master Fund are valued at their NAV. For more information regarding the determination of NAV of the Master Fund, including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's Prospectus and SAI.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem.

Investments will be processed at the NAV next calculated after an order is received and accepted by the fund or its designated agent. In order to receive a day's price, the order must be received by Market Close. The fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

6

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2010, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund's SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP American Global Small Capitalization Fund

                Service Class II

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                        Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser                                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP American Global Small Capitalization Fund
(Service Class II)

Investment Objective
The investment objective of the LVIP American Funds Global Small Capitalization Fund is capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 Management Fee1                                                                           0.00%
 Distribution and/or Service (12b-1) fees                                                  0.55%
 Other Expenses2                                                                           0.20%
 Acquired Fund Fees and Expenses (AFFE)3                                                   0.78%
 Total Annual Fund Operating Expenses                                                      1.53%
 Less Expense Reimbursement4                                                               0.10%
 Net Expenses                                                                              1.43%

1 If the fund does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, Lincoln Investment Advisors Corporation (LIA) may charge an annual advisory fee based on a percentage of the fund's average daily net assets as reflected in the Adviser section of the Statement of Additional Information. If the fund invests substantially all of its assets in another investment company, LIA does not charge an advisory fee. The fund anticipates investing substantially all of its assets in another investment company.

2    Other expenses are based on estimated amounts for the current year.

3 The Acquired Fund Fees and Expenses (AFFE) in the chart are provided to show you an estimate of the underlying fund fees and expenses attributable to the Master Fund.

4 LIA has contractually agreed to reimburse the Fund's Service Class II to the extent that the Total Annual Fund Operating Expenses exceed 1.43% of average daily net assets. The agreement will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP American Global Small Capitalization Fund                                 1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $146     $474   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover

The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series (Reg. TM). The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund's investment adviser currently defines "small market capitalization" companies to be companies with market capitalization of $3.5 billion or less. The Master Fund's investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions.
 o Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

Fund Performance

The fund commenced operations on or about the date of this prospectus. Therefore, performance information has not been presented for the fund.

The fund and its corresponding Master Fund have essentially the same investment objective policies and strategies. Since the fund had not commenced operations as of the date of this prospectus, it does not have any operating history. The bar chart and table on

2  LVIP American Global Small Capitalization Fund

this page provide some indication of the risks of investing in the Master Fund. Please note that the past performance of the Master Fund is not a necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart shows changes in performance of Class 1 shares of the Master Fund for the past ten calendar years, adjusted to reflect the estimated fees and expenses of the fund. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund for certain time periods, compared to returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not reflect variable contract expenses. If variable contract expenses were included, the returns would be lower.

(bar chart to follow)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 28.97%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (31.20%).

                                                               Average Annual Total Return
                                                                For periods ended 12/31/09
                                                               ----------------------------
                                                                1 year   5 years   10 Years
                                                               -------- --------- ---------
  American Funds Global Small Capitalization Fund - Class I1   %        %         %
                              S&P Global < $3 Billion Index2   %        %         %

1 The fund has not completed one full calendar year of operations as of the date of the prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the Service Class II shares of the fund shown in the fees and expenses table above.

2 The S&P < $3 Billion Global Index (formerly knows as the S&P/Citigroup Global/World Indexes) has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion (May 2004 to April 2006), S&P Developed <$1.5 Billion (January 2000 to April 2004), and S&P Developed <$1.2 Billion (1990 to 1999). The S&P Global indexes better reflect the fund's investment universe because they include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries. Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do no reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index. .

Investment Adviser

The fund operates as a "feeder fund" which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.

Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation

Master Fund Investment Adviser: Capital Research Management CompanySM

Portfolio Manager(s)   Company Title                                              Experience w/Master Fund
---------------------- ---------------------------------------------------------- -------------------------
Gordon Crawford        Senior Vice President, Capital Research Global Investors   Since 1998
Mark E. Denning        Senior Vice President, Capital Research Global Investors   Since 1998
J. Blair Frank         Senior Vice President, Capital Research Global Investors   Since 2003
Harold H. La           Vice President, Capital Research Global Investors          Since 2008

Payments to Insurance Companies and their Affiliates

This fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts and retirement plans. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

LVIP American Global Small Capitalization Fund                                 3

Investment Objective and Strategies
The investment objective of the LVIP American Global Small Capitalization Fund is capital appreciation.

The Fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The Master Fund's investment adviser currently defines "small market capitalization" companies to be companies with market capitalization of $3.5 billion or less. The Master Fund's investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Investment Risks

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may also be affected by currency exchange rates; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled int he United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of the country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

4

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a Master-Feeder structure whereby the fund does not buy investment securities directly. The fund invests all of its assets in a Master Fund, which in turn purchases investment securities. Accordingly, the Master Fund is responsible for the day-to-day management and invests directly in portfolio securities. In the fund's Investment Management Agreement with LIA, if the fund cased to operate as part of a Master-Feeder structure, LIA, upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser.

The Investment adviser to the Master Fund and its effective management fee for the most recently completed fiscal year, and portfolio managers are shown below:

Adviser                Capital Research and Management Company ("CRMC"), 333 South Hope Street, Los Angeles, California
                       90071, is the investment adviser to the Master Fund and other mutual funds, including the American
                       Funds (Reg. TM). CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $XXXX billion in assets under management.
Master Fund            Global Small Capitalization Fund 0.78%; CMRC waived a portion of its management fees from September
                       1, 2004 through December 31, 2009. The management fee does not reflect any waivers. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.
Portfolio Manager(s)   CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual coun-
                       selors. Counselors decide how their respective segments will be invested, within the limits provided by a
                       Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor                        Primary Title
(Fund Title, if Applicable)           With CRMC (or Affiliate)
----------------------------- ---------------------------------------
Gordon Crawford               Senior Vice President, Capital
                              Research Global Investors
Mark E. Denning               Senior Vice President, Capital
                              Research Global Investors
J. Blair Frank                Senior Vice President, Capital
                              Research Global Investors
Harold H. La                  Vice President, Capital Research Glo-
                              bal Investors

                                                                                               Approximate Years
                                                                                                 of Experience
                                                                                                     as an
                                                                                                   Investment
                                  Years of Experience as          Portfolio Counselor's           Professional
                                    Portfolio Counselor                Role in the           ----------------------
Portfolio Counselor             (and Research Professional,           Management of             With CRMC     Total
(Fund Title, if Applicable)    if Applicable (approximate))          the Master Fund          or Affiliates   Years
----------------------------- ------------------------------ ------------------------------- --------------- ------
Gordon Crawford               12 years                       An equity portfolio counselor         39          39
Mark E. Denning               12 years                       An equity portfolio counselor         28          28
J. Blair Frank                7 years                        An equity portfolio counselor         16          17
Harold H. La                  2 years                        An equity portfolio counselor         12          12

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the fund is available in the semi-annual report to shareholders for the six-month period ended June 30, 2010.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding;

                                                                               5

  o NAV is determined based upon the NAV of Master Fund.

Securities of the Master Fund are valued at their NAV. For more information regarding the determination of NAV of the Master Fund, including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's Prospectus and SAI.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem.

Investments will be processed at the NAV next calculated after an order is received and accepted by the fund or its designated agent. In order to receive a day's price, the order must be received by Market Close. The fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

6

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2010, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund's SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP American Growth Fund

                Service Class II

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                        Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser                                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP American Growth Fund
(Service Class II)

Investment Objective
The investment objective of the LVIP American Funds Growth Fund is growth of capital.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 Management Fee1                                                                           0.00%
 Distribution and/or Service (12b-1) fees                                                  0.55%
 Other Expenses2                                                                           0.24%
 Acquired Fund Fees and Expenses (AFFE)3                                                   0.36%
 Total Annual Fund Operating Expenses                                                      1.15%
 Less Expense Reimbursement4                                                               0.14%
 Net Expenses                                                                              1.01%

1 If the fund does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, Lincoln Investment Advisors Corporation (LIA) may charge an annual advisory fee based on a percentage of the fund's average daily net assets as reflected in the Adviser section of the Statement of Additional Information. If the fund invests substantially all of its assets in another investment company, LIA does not charge an advisory fee. The fund anticipates investing substantially all of its assets in another investment company.

2    Other expenses are based on estimated amounts for the current year.

3 The Acquired Fund Fees and Expenses (AFFE) in the chart are provided to show you an estimate of the underlying fund fees and expenses attributable to the Master Fund.

4 LIA has contractually agreed to reimburse the Fund's Service Class II to the extent that the Total Annual Fund Operating Expenses exceed 1.01% of average daily net assets. The agreement will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP American Growth Fund                                                      1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $103     $351   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover

The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series (Reg. TM). The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the master fund, the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks are typically more volatile than value stocks. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions.
 o Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

Fund Performance

The fund commenced operations on or about the date of this prospectus. Therefore, performance information has not been presented for the fund.

The fund and its corresponding Master Fund have essentially the same investment objective policies and strategies. Since the fund had not commenced operations as of the date of this prospectus, it does not have any operating history. The bar chart and table on this page provide some indication of the risks of investing in the Master Fund. Please note that the past performance of the Master Fund is not a necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart shows changes in performance of Class 1 shares of the Master Fund for the past ten calendar years, adjusted to reflect the estimated fees and expenses of the fund. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund for certain time periods, compared to returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not reflect variable contract expenses. If variable contract expenses were included, the returns would be lower.

(bar chart to follow)

2  LVIP American Growth Fund

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 30.77%.

The fund's lowest return for a quarter occurred in the third quarter of 2001 at: (27.12%).

                                          Average Annual Total Return
                                           For periods ended 12/31/09
                                          ----------------------------
                                           1 year   5 years   10 Years
                                          -------- --------- ---------
  American Funds Growth Fund - Class I1   %        %         %
                         S&P 500 Index2   %        %         %

1 The fund has not completed one full calendar year of operations as of the date of the prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the Service Class II shares of the fund shown in the fees and expenses table above.

2 The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

Investment Adviser

The fund operates as a "feeder fund" which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.

Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation

Master Fund Investment Adviser: Capital Research Management CompanySM

Portfolio Manager(s)   Company Title                                    Experience w/Master Fund
---------------------- ------------------------------------------------ -------------------------
Donnalisa Barnum       Senior Vice President, Capital World Investors   Since 2003
Gregg E. Ireland       Senior Vice President, Capital World Investors   Since 2006
Gregory D. Johnson     Senior Vice President, Capital World Investors   Since 2007
Michael T. Kerr        Senior Vice President, Capital World Investors   Since 2005
Ronald B. Morrow       Senior Vice President, Capital World Investors   Since 2003

Payments to Insurance Companies and their Affiliates

This fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts and retirement plans. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

LVIP American Growth Fund                                                      3

Investment Objective and Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the master fund, the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Investment Risks

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchase by the fund may involve large price swing and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency exchange rates; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled int he United States may also be subject to many of these risks.

Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of the country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a Master-Feeder structure whereby the fund does not buy investment securities directly. The fund invests all of its assets in a Master Fund, which in turn purchases investment securities. Accordingly, the Master Fund is responsible for the day-to-day management and invests directly in portfolio securities. In the fund's Investment Management Agreement with LIA, if the fund cased to operate as part of a Master-Feeder structure, LIA, upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser.

The Investment adviser to the Master Fund and its effective management fee for the most recently completed fiscal year, and portfolio managers are shown below:

4

Adviser                Capital Research and Management Company ("CRMC"), 333 South Hope Street, Los Angeles, California
                       90071, is the investment adviser to the Master Fund and other mutual funds, including the American
                       Funds (Reg. TM). CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $XXXX billion in assets under management.
Master Fund            Growth Fund 0.33%; CMRC waived a portion of its management fees from September 1, 2004 through
                       December 31, 2009. The management fee does not reflect any waivers. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.
Portfolio Manager(s)   CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual coun-
                       selors. Counselors decide how their respective segments will be invested, within the limits provided by a
                       Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor                        Primary Title
(Fund Title, if Applicable)          With CRMC (or Affiliate)
----------------------------- --------------------------------------
Donnalisa Barnum              Senior Vice President, Capital World
                              Investors
Gregg E. Ireland              Senior Vice President, Capital World
                              Investors
Gregory D. Johnson            Senior Vice President, Capital World
                              Investors
Michael T. Kerr               Senior Vice President, Capital World
                              Investors
Ronald B. Morrow              Senior Vice President, Capital World
                              Investors

                                                                                                 Approximate Years
                                                                                                   of Experience
                                                                                                       as an
                                                                                                     Investment
                                   Years of Experience as           Portfolio Counselor's           Professional
                                     Portfolio Counselor                 Role in the           ----------------------
Portfolio Counselor              (and Research Professional,            Management of             With CRMC     Total
(Fund Title, if Applicable)     if Applicable (approximate))           the Master Fund          or Affiliates   Years
----------------------------- -------------------------------- ------------------------------- --------------- ------
Donnalisa Barnum              7 years                          An equity portfolio counselor         24          29
Gregg E. Ireland              4 years                          An equity portfolio counselor         38          38
Gregory D. Johnson            3 years                          An equity portfolio counselor         17          17
Michael T. Kerr               5 years                          An equity portfolio counselor         25          27
Ronald B. Morrow              7 years (plus 6 years or prior   An equity portfolio counselor         13          42
                              experience as an investment
                              analyst for the fund)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the fund is available in the semi-annual report to shareholders for the six-month period ended June 30, 2010.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding;
  o NAV is determined based upon the NAV of Master Fund.

Securities of the Master Fund are valued at their NAV. For more information regarding the determination of NAV of the Master Fund, including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's Prospectus and SAI.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem.

Investments will be processed at the NAV next calculated after an order is received and accepted by the fund or its designated agent. In order to receive a day's price, the order must be received by Market Close. The fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

                                                                               5

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

6

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2010, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund's SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP American Growth-Income Fund

                Service Class II

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                        Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser                                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP American Growth-Income Fund
(Service Class II)

Investment Objective
The investment objective of the LVIP American Funds Growth-Income Fund is income.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 Management Fee1                                                                           0.00%
 Distribution and/or Service (12b-1) fees                                                  0.55%
 Other Expenses2                                                                           0.24%
 Acquired Fund Fees and Expenses (AFFE)3                                                   0.30%
 Total Annual Fund Operating Expenses                                                      1.09%
 Less Expense Reimbursement4                                                               0.14%
 Net Expenses                                                                              0.95%

1 If the fund does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, Lincoln Investment Advisors Corporation (LIA) may charge an annual advisory fee based on a percentage of the fund's average daily net assets as reflected in the Adviser section of the Statement of Additional Information. If the fund invests substantially all of its assets in another investment company, LIA does not charge an advisory fee. The fund anticipates investing substantially all of its assets in another investment company.

2    Other expenses are based on estimated amounts for the current year.

3 The Acquired Fund Fees and Expenses (AFFE) in the chart are provided to show you an estimate of the underlying fund fees and expenses attributable to the Master Fund.

4 LIA has contractually agreed to reimburse the Fund's Service Class II to the extent that the Total Annual Fund Operating Expenses exceed 0.95% of average daily net assets. The agreement will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP American Growth-Income Fund                                               1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $97      $333   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover

The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series (Reg. TM). The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at time of purchase, in securities of issuers that are domiciled outside the United States and not included in the Standard & Poor's 500 Composite Index (S&P 500 (Reg. TM)).

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions.
 o Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

Fund Performance

The fund commenced operations on or about the date of this prospectus. Therefore, performance information has not been presented for the fund.

The fund and its corresponding Master Fund have essentially the same investment objective policies and strategies. Since the fund had not commenced operations as of the date of this prospectus, it does not have any operating history. The bar chart and table on this page provide some indication of the risks of investing in the Master Fund. Please note that the past performance of the Master Fund is not a necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart shows changes in performance of Class 1 shares of the Master Fund for the past ten calendar years, adjusted to reflect the estimated fees and expenses of the fund. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund for certain time periods, compared to returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not reflect variable contract expenses. If variable contract expenses were included, the returns would be lower.

(bar chart to follow)

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the second quarter of 2003 at: 16.97%.

2  LVIP American Growth-Income Fund

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.91%).

                                                 Average Annual Total Return
                                                  For periods ended 12/31/09
                                                 ----------------------------
                                                  1 year   5 years   10 Years
                                                 -------- --------- ---------
  American Funds Growth-Income Fund - Class I1   %        %         %
                                S&P 500 Index2   %        %         %

1 The fund has not completed one full calendar year of operations as of the date of the prospectus. Performance information shown is that of the Master Fund as adjusted to reflect the estimated fees and expenses of the Service Class II shares of the fund shown in the fees and expenses table above.

2 The S&P 500 Index is a broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks.

Investment Adviser

The fund operates as a "feeder fund" which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.

Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation

Master Fund Investment Adviser: Capital Research Management CompanySM

Portfolio Manager(s)    Company Title                                              Experience w/Master Fund
----------------------- ---------------------------------------------------------- -------------------------
James K. Dunton         Senior Vice President, Capital Research Global Investors   Since 1984
J. Blair Frank          Senior Vice President, Capital Research Global Investors   Since 2006
Claudia P. Huntington   Senior Vice President, Capital Research Global Investors   Since 1993
Donald D. O'Neal        Senior Vice President, Capital Research Global Investors   Since 2005
C. Ross Sappenfield     Senior Vice President, Capital Research Global Investors   Since 1999
Dylan J. Yolles         Senior Vice President, Capital Research Global Investors   Since 2006

Payments to Insurance Companies and their Affiliates

This fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts and retirement plans. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

LVIP American Growth-Income Fund                                               3

Investment Objective and Strategies
The investment objective of the LVIP American Growth-Income Fund is income.

The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a Series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential or appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at time of purchase, in securities of issuers that are domiciled outside the Unites States and not included in the Standard & Poor's 500 Composite Index (S&P 500 (Reg. TM)).

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

Investment Risks

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may also be affected by currency exchange rates; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled int he United States may also be subject to many of these risks.

Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of the country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a Master-Feeder structure whereby the fund does not buy investment securities directly. The fund invests all of its assets in a Master Fund, which in turn purchases investment securities. Accordingly, the Master Fund is responsible for the day-to-day management and invests directly in portfolio securities. In the fund's Investment Management Agreement with LIA, if the fund cased to operate as part of a Master-Feeder structure, LIA, upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser.

4

The Investment adviser to the Master Fund and its effective management fee for the most recently completed fiscal year, and portfolio managers are shown below:

Adviser                Capital Research and Management Company ("CRMC"), 333 South Hope Street, Los Angeles, California
                       90071, is the investment adviser to the Master Fund and other mutual funds, including the American
                       Funds (Reg. TM). CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $XXXX billion in assets under management.
Master Fund            Growth-Income Fund 0.30%; CMRC waived a portion of its management fees from September 1, 2004 through December 31, 2009. The management fee does not reflect any waivers. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.
Portfolio Manager(s)   CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual coun-
                       selors. Counselors decide how their respective segments will be invested, within the limits provided by a
                       Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor                            Primary Title
(Fund Title, if Applicable)              With CRMC (or Affiliate)
------------------------------------ --------------------------------
James K. Dunton, Vice Chairman       Senior Vice President, Capital
of the Board                         Research Global Investors
J. Blair Frank                       Senior Vice President, Capital
                                     Research Global Investors
Claudia P. Huntington, Senior Vice   Senior Vice President, Capital
President                            Research Global Investors
Donald D. O'Neal, President and      Senior Vice President, Capital
Trustee                              Research Global Investors
C. Ross Sappenfield                  Senior Vice President, Capital
                                     Research Global Investors
Dylan J. Yolles                      Senior Vice President, Capital
                                     Research Global Investors

                                                                                                         Approximate Years
                                                                                                           of Experience
                                                                                                               as an
                                                                                                             Investment
                                           Years of Experience as           Portfolio Counselor's           Professional
                                            Portfolio Counselor                  Role in the           ----------------------
Portfolio Counselor                     (and Research Professional,             Management of             With CRMC     Total
(Fund Title, if Applicable)             if Applicable (approximate))           the Master Fund          or Affiliates   Years
------------------------------------ --------------------------------- ------------------------------- --------------- ------
James K. Dunton, Vice Chairman       26 years                          An equity portfolio counselor         48          48
of the Board
J. Blair Frank                       4 years                           An equity portfolio counselor         16          17
Claudia P. Huntington, Senior Vice   16 years (plus 5 years of prior   An equity portfolio counselor         35          37
President                            experience as an investment
                                     analyst for the fund)
Donald D. O'Neal, President and      5 years                           An equity portfolio counselor         25          25
Trustee
C. Ross Sappenfield                  11 years                          An equity portfolio counselor         18          18
Dylan J. Yolles                      5 years (plus 5 years of prior    An equity portfolio counselor         10          13
                                     experience as an investment
                                     analyst for the fund)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the fund is available in the semi-annual report to shareholders for the six-month period ended June 30, 2010.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding;
  o NAV is determined based upon the NAV of Master Fund.

Securities of the Master Fund are valued at their NAV. For more information regarding the determination of NAV of the Master Fund, including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's Prospectus and SAI.

                                                                               5

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem.

Investments will be processed at the NAV next calculated after an order is received and accepted by the fund or its designated agent. In order to receive a day's price, the order must be received by Market Close. The fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

6

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2010, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund's SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP American International Fund

                Service Class II

                1300 South Clinton Street
                Fort Wayne, Indiana 46802

                Prospectus May 1, 2010

The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents

Item                                                        Page
Summary Section                                             1
 Investment Objective                                       1
 Fees and Expenses                                          1
   Shareholder Fees                                         1
   Annual Fund Operating Expenses                           1
   Expense Example                                          2
   Portfolio Turnover                                       2
 Principal Investment Strategies                            2
 Principal Risks                                            2
 Fund Performance                                           2
 Investment Adviser                                         3
 Payments to Insurance Companies and their Affiliates       3
Investment Objective and Strategies                         4
Investment Risks                                            4
Management and Organization                                 4
Pricing of Fund Shares                                      5
Purchase and Sale of Fund Shares                            6
Market Timing                                               6
Portfolio Holdings Disclosure                               7
Share Classes and Distribution Arrangements                 7
Distribution Policy and Federal Income Tax Considerations   7
Financial Highlights                                        8


LVIP American International Fund
(Service Class II)

Investment Objective
The investment objective of the LVIP American Funds International Fund is capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                  N/A
 Deferred Sales Charge (Load)                                                              N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
 Account Maintenance Fee                                                                   N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 Management Fee1                                                                           0.00%
 Distribution and/or Service (12b-1) fees                                                  0.55%
 Other Expenses2                                                                           0.13%
 Acquired Fund Fees and Expenses (AFFE)3                                                   0.55%
 Total Annual Fund Operating Expenses                                                      1.23%
 Less Expense Reimbursement4                                                               0.03%
 Net Expenses                                                                              1.20%

1 If the fund does not invest substantially all of its assets in another investment company, pursuant to its investment management agreement with the Trust, Lincoln Investment Advisors Corporation (LIA) may charge an annual advisory fee based on a percentage of the fund's average daily net assets as reflected in the Adviser section of the Statement of Additional Information. If the fund invests substantially all of its assets in another investment company, LIA does not charge an advisory fee. The fund anticipates investing substantially all of its assets in another investment company.

2    Other expenses are based on estimated amounts for the current year.

3 The Acquired Fund Fees and Expenses (AFFE) in the chart are provided to show you an estimate of the underlying fund fees and expenses attributable to the Master Fund.

4 LIA has contractually agreed to reimburse the Fund's Service Class II to the extent that the Total Annual Fund Operating Expenses exceed 1.20% of average daily net assets. The agreement will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIA provides written notice of termination to the fund.

LVIP American International Fund                                               1

Expense Example

The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $122     $387   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover

The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series (Reg. TM). The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

The fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions.
 o Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

Fund Performance

The fund commenced operations on or about the date of this prospectus. Therefore, performance information has not been presented for the fund.

The fund and its corresponding Master Fund have essentially the same investment objective policies and strategies. Since the fund had not commenced operations as of the date of this prospectus, it does not have any operating history. The bar chart and table on this page provide some indication of the risks of investing in the Master Fund. Please note that the past performance of the Master Fund is not a necessarily an indication of how the fund or the Master Fund will perform in the future. The bar chart shows changes in performance of Class 1 shares of the Master Fund for the past ten calendar years, adjusted to reflect the estimated fees and expenses of the fund. The table shows the average annual total returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund for certain time periods, compared to returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not reflect variable contract expenses. If variable contract expenses were included, the returns would be lower.

(bar chart to follow)

2  LVIP American International Fund

During the periods shown above in the chart, the fund's highest return for a quarter occurred in the fourth quarter of 1999 at: 42.45%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.81%).

                                                 Average Annual Total Return
                                                  For periods ended 12/31/09
                                                 ----------------------------
                                                  1 year   5 years   10 Years
                                                 -------- --------- ---------
  American Funds International Fund - Class I1   %        %         %
   MSCI All Country World (ex US) Index (net)2   %        %         %

1 The fund has not completed one full calendar year of operations as of the date of the prospectus. Performance information shown is that of the Master International Fund as adjusted to reflect the estimated fees and expenses of the Service Class II shares of the fund shown in the fees and expenses table above.

2 The MSCI All Country World (ex US) Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 46 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Investment Adviser

The fund operates as a "feeder fund" which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series.

Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation

Master Fund Investment Adviser: Capital Research Management CompanySM

Portfolio Manager(s)     Company Title                                              Experience w/Master Fund
------------------------ ---------------------------------------------------------- -------------------------
Sung Lee                 Senior Vice President, Capital Research Global Investors   Since 2005
Christopher M. Thomsen   Senior Vice President, Capital Research Global Investors   Since 2006
Jesper Lyckeus           Senior Vice President, Capital Research Global Investors   Since 2007

Payments to Insurance Companies and their Affiliates

This fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts and retirement plans. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

LVIP American International Fund                                               3

Investment Objective and Strategies
The investment objective of the LVIP American International Fund is capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and limitations as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The Master Fund has other shareholders, each of whom will pay its proportionate share of the Master Fund's expenses.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this prospectus.

Investment Risks

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency exchange rates; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled int he United States may also be subject to many of these risks.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of the country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release No. IC-27512) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

4

The fund uses a Master-Feeder structure whereby the fund does not buy investment securities directly. The fund invests all of its assets in a Master Fund, which in turn purchases investment securities. Accordingly, the Master Fund is responsible for the day-to-day management and invests directly in portfolio securities. In the fund's Investment Management Agreement with LIA, if the fund cased to operate as part of a Master-Feeder structure, LIA, upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser.

The Investment adviser to the Master Fund and its effective management fee for the most recently completed fiscal year, and portfolio managers are shown below:

Master Fund Adviser    Capital Research and Management Company ("CRMC"), 333 South Hope Street, Los Angeles, California
                       90071, is the investment adviser to the Master Fund and other mutual funds, including the American
                       Funds (Reg. TM). CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $XXXX billion in assets under management.
Master Fund Manage-    International Fund 0.52%; CMRC waived a portion of its management fees from September 1, 2004
ment Fee               through December 31, 2009. The management fee does not reflect any waivers. Please see the financial highlights table in the Master Fund's Prospectus or its annual report for details.
Portfolio Manager(s)   CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual coun-
                       selors. Counselors decide how their respective segments will be invested, within the limits provided by a
                       Master Fund's objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor                     Primary Title
(Fund Title, if Applicable)       With CRMC (or Affiliate)
----------------------------- --------------------------------
Sung Lee (Vice President)     Senior Vice President, Capital
                              Research Global Investors
Christopher M. Thomsen        Senior Vice President, Capital
                              Research Global Investors
Jesper Lyckeus                Senior Vice President, Capital
                              Research Global Investors

                                                                                                 Approximate Years
                                                                                                   of Experience
                                                                                                       as an
                                                                                                     Investment
                                   Years of Experience as           Portfolio Counselor's           Professional
                                     Portfolio Counselor                 Role in the           ----------------------
Portfolio Counselor              (and Research Professional,            Management of             With CRMC     Total
(Fund Title, if Applicable)     if Applicable (approximate))           the Master Fund          or Affiliates   Years
----------------------------- -------------------------------- ------------------------------- --------------- ------
Sung Lee (Vice President)     4 years                          An equity portfolio counselor         16          16
Christopher M. Thomsen        3 years                          An equity portfolio counselor         13          13
Jesper Lyckeus                3 year (plus 8 years prior       An equity portfolio counselor         15          15
                              experience as a research pro-
                              fessional for the Master Fund)

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the fund is available in the semi-annual report to shareholders for the six-month period ended June 30, 2010.

Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding;
  o NAV is determined based upon the NAV of Master Fund.

Securities of the Master Fund are valued at their NAV. For more information regarding the determination of NAV of the Master Fund, including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund's Prospectus and SAI.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem.

                                                                               5

Investments will be processed at the NAV next calculated after an order is received and accepted by the fund or its designated agent. In order to receive a day's price, the order must be received by Market Close. The fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.

Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The

6

identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

For information on the Master Fund's frequent trading procedures, please see the Master Fund's prospectus and SAI.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

Share Classes and Distribution Arrangements

The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee.

Distribution Policy and Federal Income Tax Considerations

The fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund are owned directly or indirectly by Lincoln Life, LNY and other insurance companies, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.

                                                                               7

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

8

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2010, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund's statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund's SAI upon request.

You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

                            SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

          LVIP American Global Growth Fund
          LVIP American Global Small Capitalization Fund
          LVIP American Growth Fund
          LVIP American Growth-Income Fund
          LVIP American International Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802
     Statement of Additional Information May 1, 2010

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about certain series - referred to as "funds" - of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers Service Class II shares.

This SAI should be read in conjunction with the funds' prospectus dated May 1, 2010. You may obtain a copy of the funds' prospectus or a fund's annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

May 1, 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents

Item                                                  Page
Description of the Trust and the Funds                  4
Master Feeder Structure                                 4
Fundamental Investment Restrictions                     4
Additional Investment Strategies and Risks              5
Portfolio Transactions and Brokerage                   15
Portfolio Turnover                                     17
Trustees and Officers                                  17
Investment Adviser and Sub-Advisers                    21
Principal Underwriter                                  22
Administration Agreement                               22
Accounting Agreement                                   22
Code of Ethics                                         23
Description of Shares                                  23
Control Persons and Principal Holders of Securities    23
Rule 12b-1 Plan                                        24
Revenue Sharing                                        24
Valuation of Portfolio Securities                      25
Portfolio Holdings Disclosure                          25
Purchase and Redemption Information                    26
Custodian and Transfer Agent                           26
Independent Registered Public Accounting Firm          26
Financial Statements                                   27
Taxes                                                  27
APPENDIX A                                             28
APPENDIX B                                             30

                                                                               3

Description of the Trust and the Funds
Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Each fund's investment objective and certain investment restrictions are not fundamental and can be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation
(LIA) and a fund's sub-adviser unless the context otherwise indicates.

Master Feeder Structure
Each fund described in this SAI operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests in a "Master Fund" which in turn purchases investment securities. Each fund has essentially the same investment objective and limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance Series ("American Funds"). Each fund will purchase Class 1 shares of the corresponding Master Fund as set forth below:

         Feeder Fund                                        American Funds Master Fund
         LVIP American Global Growth Fund                   Global Growth Fund (Class 1 Shares)
         LVIP American Global Small Capitalization Fund     Global Small Capitalization Fund (Class 1 Shares)
         LVIP American Growth Fund                          Growth Fund (Class 1 Shares)
         LVIP American Growth-Income Fund                   Growth-Income Fund (Class 1 Shares)
         LVIP American International Fund                   International Fund (Class 1 Shares)

As a shareholder in a Master Fund, a fund bears its ratable share of the Master Fund's expenses including advisory and administration fees. A fund may withdraw its entire investment from a Master Fund at any time the Trust's Manager, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the fund to do so.

The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to a fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding feeder fund.

The Statement of Additional Information for the Master Funds is delivered together with this SAI.

Fundamental Investment Restrictions
The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7. With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or
   (ii) securities of other investment companies.

Additional Investment Strategies and Risks
Master Funds. The investment techniques and associated risks of each Master Fund are described in the prospectus and statement of additional information for the Master Funds.

Feeder Funds. The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies. The following supplements the discussion in the funds' prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each fund and its Master Fund. Because a fund invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each Master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the funds. The statement of additional information for the Master Funds is delivered together with this SAI.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies and Risks Applicable to Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such

                                                                               5

decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

6

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

                                                                               7

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves

8

upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the funds, subject to oversight by the board of trustees.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value

                                                                               9

of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options

10

traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and

                                                                              11

are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by

12

the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

                                                                              13

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Swaps and Swaps-Related Products. A fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into an interest rate swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will maintain cash or liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors in a segregated account.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described previously.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of

14

the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Temporary Defensive Strategies. In reponse to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

Lincoln National Corporation (LNC) Stock. LNC is a publicly-held insurance holding company organized under Indiana law. The funds are prohibited from purchasing securities issued by LNC or any affiliate thereof. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

SEC Name Rule Requirement (LVIP American Global Small Capitalization Fund only). The fund's policy of normally investing at least 80% of its assets in equity securities of companies with small market capitalizations is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

Portfolio Transactions and Brokerage
The brokerage commission for each of the funds is paid at the funds's Master Fund level. For information regarding portfolio brokerage of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.

The following information in this section applies only if the funds do not purchase shares of the corresponding Master Fund.

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are

                                                                              15

generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the sub-adviser provides investment advice (including affiliates of the sub-adviser, as the case may be).

On occasions when the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that,as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the sub-adviser and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

Purchases of Securities of "Regular" Brokers or Dealers

The funds did not hold any securities issued by their "regular" broker-dealers or the parent companies of their "regular" broker-dealers since the funds had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

16

Portfolio Turnover
Information concerning the Master Funds' portfolio turnover is described in the Master Funds' prospectus, which is delivered with the prospectus for the fund.

Trustees and Officers
The Board of Trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws of each fund, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the ______ funds of the Trust.

Interested Trustees

                                                                                                   Number of
                                                                                                    Funds in
                                                                              Principal               Fund
                            Position(s)         Term of Office              Occupation(s)           Complex       Other Board
Name, Address and            Held With          and Length of                During Past          Overseen by     Memberships
Year of Birth                the Fund            Time Served                  Five Years            Trustee     Held by Trustee
----------------------- ------------------ ------------------------ ---------------------------- ------------- ----------------
Daniel R. Hayes*        President,         President and Trustee    Vice President, The Lincoln       37       N/A
1300 S. Clinton Street  Chairman and       since December 2008;     National Life Insurance
Fort Wayne, IN 46802    Trustee            Chairman since           Company; Formerly: Senior
YOB: 1957                                  September 2009           Vice President, Fidelity
                                                                    Investments

* Chairman of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Independent Trustees

                            Position(s)         Term of Office
Name, Address and            Held With          and Length of
Year of Birth                the Fund            Time Served
----------------------- ------------------ ------------------------
Michael D. Coughlin     Trustee            Trustee since April
1300 S. Clinton Street                     2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby         Trustee            Trustee since April
1300 S. Clinton Street                     1992.
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager      Trustee            Trustee since April
1300 S. Clinton Street                     2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon           Trustee            Trustee since February
1300 S. Clinton Street                     2006; formerly:
Fort Wayne, IN 46802                       Advisory Trustee since
YOB: 1948                                  November 2004
Thomas D. Rath          Trustee            Trustee since April
1300 S. Clinton Street                     2007
Fort Wayne, IN 46802
YOB: 1945

                                                        Number of
                                                          Funds in
                                   Principal                Fund
                                 Occupation(s)            Complex            Other Board
Name, Address and                 During Past           Overseen by          Memberships
Year of Birth                      Five Years             Trustee          Held by Trustee
------------------------ ----------------------------- ------------- ---------------------------
Michael D. Coughlin      Management Consultant,             37       Merrimack County Savings
1300 S. Clinton Street   Owner of Michael D.                         Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Coughlin Associates                         Bankcorp, MHC.
YOB: 1942
Nancy L. Frisby          Retired,Formerly: Senior           38                   N/A
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital
Elizabeth S. Hager       State Representative, State        37                   N/A
1300 S. Clinton Street   of New Hampshire;
Fort Wayne, IN 46802     Executive Director, United
YOB: 1944                Way of Merrimack County
Gary D. Lemon            Professor of Economics             37                   N/A
1300 S. Clinton Street   and Management, DePauw
Fort Wayne, IN 46802     University
YOB: 1948
Thomas D. Rath           Managing Partner, Rath,            37       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England
Fort Wayne, IN 46802
YOB: 1945

                                                                              17

                            Position(s)    Term of Office
Name, Address and            Held With     and Length of
Year of Birth                the Fund       Time Served
----------------------- ------------------ ------------------------
Kenneth G. Stella       Trustee            Trustee since February
1300 S. Clinton Street                     1998.
Fort Wayne, IN 46802
YOB: 1943
David H. Windley        Trustee            Trustee since August
1300 S. Clinton Street                     2004.
Fort Wayne, IN 46802
YOB: 1943

                                                         Number of
                                                          Funds in
                                   Principal                Fund
                                 Occupation(s)            Complex           Other Board
Name, Address and                 During Past           Overseen by         Memberships
Year of Birth                      Five Years             Trustee         Held by Trustee
------------------------ ----------------------------- ------------- -------------------------
Kenneth G. Stella        Retired; Formerly:                 38       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank
Fort Wayne, IN 46802     Health Association,
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        37       N/A
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

Officers Who Are Not Trustees

                                                                                                   Number of
                                                                                                    Funds in
                                                                              Principal               Fund
                            Position(s)         Term of Office              Occupation(s)           Complex       Other Board
Name, Address and            Held With          and Length of                During Past          Overseen by     Memberships
Year of Birth                the Fund            Time Served                 Five Years             Trustee     Held by Trustee
----------------------- ------------------ ------------------------ ---------------------------- ------------- ----------------
Kevin J. Adamson        Second Vice        Second Vice President    Second Vice President,            N/A             N/A
1300 S. Clinton Street  President          since May 2006           Director of Funds
Fort Wayne, IN 46802                                                Management, The Lincoln
YOB: 1966                                                           National Life Insurance
                                                                    Company; Formerly:
                                                                    Director of Financial
                                                                    Operations, Swiss Re/
                                                                    Lincoln Re
Diann L. Eggleston      Assistant Vice     Assistant Vice           Assistant Vice President,         N/A             N/A
1300 S. Clinton Street  President          President since March    Lincoln National
Fort Wayne, IN 46802                       2008                     Corporation
YOB: 1962
William P. Flory, Jr.   Chief Accounting   Chief Accounting         Second Vice President and         N/A             N/A
1300 S. Clinton Street  Officer and        Officer since May 2006;  Director of Separate
Fort Wayne, IN 46802    Second Vice        Second Vice President    Account Operations, The
YOB: 1961               President          since August 2007        Lincoln National Life
                                                                    Insurance Company
Kathleen S. Polston     Assistant          Assistant Treasurer      Assistant Vice President          N/A             N/A
1300 S. Clinton Street  Treasurer          since May 2006           and Assistant Treasurer,
Fort Wayne, IN 46804                                                Director of Bank
YOB: 1957                                                           Relationship, The Lincoln
                                                                    National Life Insurance
                                                                    Company
Cynthia A. Rose         Secretary          Secretary since          Secretary; Lincoln VIP            N/A             N/A
1300 S. Clinton Street                     February 1995            Trust
Fort Wayne, IN 46802
YOB: 1954
Rise` C. M. Taylor      Treasurer, Vice    Treasurer and Vice       Vice President and                N/A             N/A
1300 S. Clinton Street  President          President since May      Treasurer, The Lincoln
Fort Wayne, IN 46802                       2006                     National Life Insurance
YOB: 1967                                                           Company; Vice President
                                                                    and Treasurer, Lincoln Life
                                                                    & Annuity Company of
                                                                    New York

18

                                                                                                   Number of
                                                                                                    Funds in
                                                                              Principal               Fund
                            Position(s)         Term of Office              Occupation(s)           Complex       Other Board
Name, Address and            Held With          and Length of                During Past          Overseen by     Memberships
Year of Birth                the Fund            Time Served                 Five Years             Trustee     Held by Trustee
----------------------- ------------------ ------------------------ ---------------------------- ------------- ----------------
David A. Weiss          Assistant Vice     Assistant Vice           Assistant Vice President,         N/A             N/A
One Granite Place       President          President since August   Funds Management
Concord, NH 03301                          2007                     Research, The Lincoln
YOB: 1976                                                           National Life Insurance
                                                                    Company; Formerly:
                                                                    Director, Funds
                                                                    Management Research;
                                                                    Mutual Fund/Securities
                                                                    Analyst; Senior Mutual
                                                                    Fund Analyst, Jefferson
                                                                    Pilot Corp.
John (Jack) A.          Chief              Chief Compliance         Vice President, Investment        N/A             N/A
Weston                  Compliance         Officer since May 2007   Advisor Chief Compliance
One Granite Place       Officer                                     Officer, The Lincoln
Concord, NH 03301                                                   National Life Insurance
YOB: 1959                                                           Company; Formerly:
                                                                    Treasurer, Jefferson Pilot
                                                                    Variable Fund, Inc.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the funds' systems of control, the funds' process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the funds. The members of the Audit Committee include independent trustees:
Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley. The Audit Committee met four times during the last fiscal year.

Effective January 1, 2008, the board of trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary
D. Lemon and Thomas D. Rath. The Investment Committee met five times during the last fiscal year.

On February 23, 2004, the Board of Trustees established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met twice during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.

Ownership of Securities

As of December 31, 2009, the trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each of the funds. As of December 31, 2009, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

[Information will be updated by amendment.]

                                                                                        Aggregate Dollar Range of Equity
                                                                                     Securities in All Registered Investment
                                                                                        Companies Overseen by Trustee in
Name of Trustee         Dollar Range of Equity Securities in the Funds                   Family of Investment Companies
---------------------- ------------------------------------------------------------ ----------------------------------------

                                                                              19

Independent Trustees

[Information will be updated by amendment.]

                                                                                        Aggregate Dollar Range of Equity
                                                                                     Securities in All Registered Investment
                                                                                        Companies Overseen by Trustee in
Name of Trustee               Dollar Range of Equity Securities in the Funds             Family of Investment Companies
---------------------- ------------------------------------------------------------ ----------------------------------------
Michael D. Coughlin,        LVIP Janus Capital Appreciation Fund - $1-$10,000       $10,001-$50,000
Trustee                         LVIP Money Market Fund - $10,001-$50,000
                                  LVIP Delaware Bond Fund - $1-$10,000
                           LVIP Mondrian International Value Fund - $1-$10,000
Nancy L. Frisby           LVIP Delaware Growth & Income Fund - $10,001-$50,000                   Over $100,000
                              LVIP Delaware Managed Fund - $50,001-$100,000
                          LVIP Delaware Social Awareness Fund - $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                            LVIP SSgA Small Cap Index Fund - $10,001-$50,000
Elizabeth S. Hager           LVIP Delaware Growth & Income Fund - $1-$10,000        $10,001-$50,000
                          LVIP Delaware Social Awareness Fund - $10,001-$50,000
                            LVIP Janus Capital Appreciation Fund - $1-$10,000
                           LVIP Mondrian International Value Fund - $1-$10,000
Gary D. Lemon             LVIP Delaware Growth & Income Fund - $10,001-$50,000      $10,001-$50,000
Kenneth G. Stella         LVIP Delaware Social Awareness Fund - $10,001-$50,000     $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley          LVIP Delaware Social Awareness Fund - $10,001-$50,000     $10,001-$50,000
                       LVIP Delaware Special Opportunities Fund - $10,001-$50,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2009:

20

                               Compensation Table

                  [Information will be updated by amendment.]

                                     Aggregate Compensation      Total Compensation From the
Name of Person, Position                 From the Trust            Trust And Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $51,771                       $56,500
  Nancy L. Frisby, Trustee                    50,771                        55,500
  Elizabeth S. Hager, Trustee                 43,802                        48,500
  Gary D. Lemon, Trustee                      45,802                        50,500
  Thomas D. Rath, Trustee                     44,802                        45,000
  Kenneth G. Stella, Trustee                  44,302                        49,000
  David H. Windley, Trustee                   45,798                        50,500

Investment Adviser and Sub-Advisers
Investment Adviser - Feeder Funds: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

To the extent that a fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a fund does not invest investable assets in another registered investment company, the advisory fee rates payable by both the Standard Class and the Service Class II of each fund to LIA are set forth in the following table:

                                                       Annual Fee Rate Based on
Fund                                                 Average Daily Net Asset Value
--------------------------------------------------- ------------------------------
  LVIP American Global Growth Fund.................             0.80%
  LVIP American Global Small Capitalization Fund...             1.00%
  LVIP American Growth Fund........................             0.75%
  LVIP American Growth-Income Fund.................             0.75%
  LVIP American International Fund.................             0.85%

No advisory fees have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

Investment Adviser - Master Funds: The investment adviser to the Master Funds, Capital Research and Management Company, was founded in 1931 and maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington. D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071 and at 6455 Irvine Center Drive, Irvine, CA 92618. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries.

For additional information regarding the investment adviser to the Master Funds, including information regarding the portfolio managers' compensation for other accounts managed and ownership of shares of the Master Funds to the extent applicable, see the Master Funds' statement of additional information which is delivered together with this SAI.

Sub-Adviser - Feeder Funds. As of the date of this SAI, none of the funds has a sub-adviser. To the extent that a fund does not invest investable assets in another registered investment company, the Trust may elect to appoint a sub-adviser for the fund.

No sub-advisory fees have been paid by the funds since a sub-adviser has not been appointed for any of the funds.

                                                                              21

Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

The Trust has obtained the right to use the American Funds (Reg. TM) name in connection with the funds.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to each fund's sub-adviser responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by sub-advisers on behalf of the funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

When a fund receives a request for proxy voting from the Master Fund, the fund will vote its proxies in the same proportion as other shareholders of the Master Fund (i.e., mirror voting). Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.

Principal Underwriter
Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From January 1, 2009 through December 31, 2009, LFD received $_____ in compensation from the Trust.

Administration Agreement
The funds have entered into an Administration Agreement (the Administration Agreement) with Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2009, the Trust paid Lincoln Life $______ which was allocated to the funds based on average net assets. In addition, pursuant to the Administration Agreement, the Trust will reimburse the cost of legal and corporate secretary services provided to the Trust. None of these fees were paid by the funds since the funds had not yet commenced operations.

Accounting Agreement
The funds have entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with The Bank of New York Mellon (Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the funds will pay Mellon a fee of $47,000 each year, plus certain out-of-pocket expenses..

In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with The Lincoln National Life Insurance Company (Lincoln Life) and Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the funds pay DSC an asset-based fee at an annual rate of .0025%, plus certain out-of-pocket expenses.

22

Code of Ethics
The Trust, LIA, and the distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of _____ funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers one class of shares: the Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.75% per year to those organizations that sell and distribute Service Class II shares and provide services to Service Class II shareholders and contract owners. The 12b-1 plan for the Service Class II is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation, (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the

                                                                              23

contract owners of the Variable Contracts. Fund shares held in an Insurance Company separate account for which no timely instructions are received will be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. The effect of this proportional voting is that a smaller number of contract owners may determine the outcome of any vote.

The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), the shares of which are owned by Lincoln Life and Lincoln New York. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds, at 1300 South Clinton Street, Fort Wayne, IN 46802, are each series of Lincoln Variable Insurance Products Trust, a Delaware statutory trust. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of such fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

As of the date of this SAI, there were no shareholders since the funds had not yet commenced operations.

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class II of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class II, for activities primarily intended to sell Service Class II shares or Variable Contracts offering Service Class II shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.75% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.55% for the funds.The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class II of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

For the fiscal year ended December 31, 2009, there were no distribution related expenses paid by the Service Class II shares of the funds because the funds had not yet commenced operations. For the fiscal year ended December 31, 2009, no distribution related expenses were paid by the Service Class II under the Plan for compensation to broker-dealers and sales personnel and for printing and mailing of prospectuses to other than current shareholders because the funds had not yet commenced operations.

The Master Funds have not adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for their Class 1 Shares.

Revenue Sharing
LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

24

A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.

Feeder Funds. As noted in the prospectus, the new asset value ("NAV") and offering price of each class of each fund's shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. On days that the NYSE is closed, securities held by a Master Fund may nevertheless be actively traded and the value of a fund's share could be indirectly affected. The NAV per share of each class of each fund is calculated by taking the value of the fund's assets attributable to that class, subtracting the fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAVs of the funds are determined based upon the NAVs of the Master Funds. Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the funds.

Master Funds. Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Fund's statement of additional information, which is delivered together with this SAI.

Portfolio Holdings Disclosure
The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies must sign a confidentiality agreement acknowledging that any nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the funds. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A vice president of the Trust or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies must sign a confidentiality agreement acknowledging that any non-public portfolio information will be kept strictly confidential and that the non-public information is proprietary information of the funds. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement acknowledging that the non-public information will be kept strictly confidential and that the non-public portfolio information is proprietary information of the funds. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings: (1) rating organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Line Datta, GlassLewis, Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Institutional Shareholder Services (ISS) - ISS/Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services, and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor

                                                                              25

Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Standard & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not engage in securities transactions on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and auditor, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract. or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information
Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent
All securities, cash and other similar assets of the funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm
The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

26

For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.

Financial Statements
Because the funds are new and have no operating history, no financial statements are yet available.

Taxes
Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

                                                                              27

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

28

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

                                                                              29

APPENDIX B

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 64 (File No. 33-70742) filed on October 2, 2009.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 64 (File No. 33-70742) filed on October 2, 2009.

    2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1.  a.  Investment Management Agreement, as amended, between Lincoln
            Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 59 (33-70742) filed on March 20, 2009.

        b.  Form of Amendment to Investment Management Agreement filed herein as
            Exhibit 23(d)(1)(b). Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signatures and may include other immaterial changes to the preliminary form of amendment.

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(h) 1. Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20, 2009.

    2. a. Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

        b. Form of Amendment to Fund Accounting and Financial Administration Oversight Agreement filed herein as Exhibit 23(h)(2)(b). Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signatures and may include other immaterial changes to the preliminary form of amendment.

    3. a. Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on April 3, 2009.

        b. Form of Amendment to Fund Participation Agreement (Lincoln Life) filed herein as Exhibit 23(h)(3)(b). Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signatures and may include other immaterial changes to the preliminary form of amendment.

    4. Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

        b. Form of Amendment to Fund Participation Agreement (Lincoln New York) filed herein as Exhibit 23(h)(4)(b). Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signatures and may include other immaterial changes to the preliminary form of amendment.

    5. The Fund Participation Agreement between Lincoln Variable Insurance Products Trust, American Funds Insurance Series and Capital Research and Management Company is not yet available and will be filed by subsequent amendment.

    6. Form of Administration Agreement dated January 1, 2009, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009. Because the actual agreement is not yet available, it will be filed in a subsequent amendment. The actual agreement will include signatures and may include other immaterial changes to the preliminary form of agreement

    7. Form of Expense Limitation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(7). Because the actual agreement is not yet available, it will be filed in a subsequent amendment. The actual agreement will include signatures and may include other immaterial changes to the preliminary form of agreement.

    (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

        b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan filed herein as Exhibit 23(m)(1).

    2. Form of Distribution Services Agreement, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. filed herein as Exhibit 23(m)(2). Because the actual agreement is not yet available, it will be filed in a subsequent amendment. The actual agreement will include signatures and may include other immaterial changes to the preliminary form of agreement

(n) N/A

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

    2. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 15, 2008.

(q) Power of Attorney dated January 30, 2009 incorporated herein by reference to Post-Effective Amendment No. 64 (File No. 33-70742) filed on October 2, 2009.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 12 filed on Form N-4 (File No. 333-138190) filed on November 9, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant

   See "Management of the Funds" and "Purchase and Redemption of Fund Shares" in the General Prospectus Disclosure forming Part A of this Registration Statement and "Investment Adviser and Sub-Advisers" in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Account N; Lincoln Life & Annuity Company of New York for its Variable Annuity Account N; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. The LVIP Wilshire Profile Funds (Aggressive, Conservative, Moderate, Moderately Aggressive, 2010, 2020, 2030 and 2040 Profile Funds) may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act,

                                      B-2

   except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC is hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV.

Item 27. Principal Underwriters

    (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln Life Flexible Premium Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account N for Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance..

                                      B-3

    (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Director
Thomas O'Neill*            Director
Linda E. Woodward***       Secretary

* Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

**   Principal Business address is 350 Church Street, Hartford, CT 06103

***  Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
     46802

    (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, One Granite Place, Concord, New Hampshire 03301; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 20th day of January, 2010.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
            LVIP American Global Growth Fund
            LVIP American Global Small Capitalization Fund
            LVIP American Growth Fund
            LVIP American Growth-Income Fund
            LVIP American International Fund
      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

                                      B-4

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 20, 2010.

Signature                        Title

/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
Daniel R. Hayes                  (Principal Executive Officer)


* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------
William P. Flory, Jr.            (Principal Accounting Officer and Principal Financial Officer)


*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin


*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby


*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager


*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon


*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath


*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella


*/s/ David H. Windley            Trustee
------------------------------
David H. Windley


*By: /s/ Cynthia A. Rose         Attorney-in-Fact
------------------------------
  Cynthia A. Rose

EXHIBIT
INDEX
-----------
23(d)(1)(b)   Form of Amendment to Investment Management Agreement

23(h)(2)(b)   Form of Amendment to Fund Accounting and Financial Administration
              Oversight Agreement

23(h)(3)(b)   Form of Amendment to Fund Participation Agreement (LNL)

23(h)(4)(b)   Form of Amendment to Fund Participation Agreement (LNY)

23(h)(7)      Form of Expense Limitation Agreement

23(m)(1)      Plan of Distribution

23(m)(2)      Form of Distribution Agreement (Trust & LFD)